Financial assets and liabilities (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Base rate	R$ (225,328)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (2,049,005)
Index - % per year	CDI
Base rate	R$ (323,480)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing One [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (5,262)
Index - % per year	TJLP
Base rate	R$ (477)
Floating interest rate [member] | Interest rate risk [member] | Accounts Payable To Selling Shareholders One [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (365,656)
Index - % per year	CDI
Base rate	R$ (54,483)
Floating interest rate [member] | Interest rate risk [member] | Accounts Payable To Selling Shareholders Two [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (71,604)
Index - % per year	Selic
Base rate	R$ (10,669)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents 1 [Member] | Increase Basis Points [Member]
IfrsStatementLineItems [Line Items]
Effect on profit before tax	(10,538)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents 1 [Member] | Increase Basis Points One [Member]
IfrsStatementLineItems [Line Items]
Effect on profit before tax	(21,076)
Cash Equivalents 1 [Member] | Floating interest rate [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 1,086,489
Index - % per year	CDI
Base rate	R$ 163,781